Cover Page	6 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	F-1
Entity Registrant Name	YS Biopharma Co., Ltd.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001946399
Amendment Flag	false